Note 13 - Acquired Intangible Assets, Net (Details) - Acquired Intangible Assets (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets not subject to amortization:
Precious metal trading right			$ (1,042,819)
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	8,216,197	4,900,697
Accumulated Amortization of Intangible Assets Subject to Amortization	(671,435)	(225,460)
Impairment of Intangible Assets Subject to Amortization	7,544,762	4,675,237
Precious Metal Trading Right [Member]
Intangible assets not subject to amortization:
Precious metal trading right	1,295,740
Precious metal trading right	1,295,740
Completed Technology [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	68,887	66,820
Accumulated Amortization of Intangible Assets Subject to Amortization	(21,279)	(7,276)
Impairment of Intangible Assets Subject to Amortization	47,608	59,544
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	1,261,297
Accumulated Amortization of Intangible Assets Subject to Amortization	(72,767)
Impairment of Intangible Assets Subject to Amortization	1,188,530
Securities Consulting License And Related Trademarks [Member]
Intangible assets subject to amortization:
Gross Carrying Amount of Intangible Assets Subject to Amortization	5,590,273	4,833,877
Accumulated Amortization of Intangible Assets Subject to Amortization	(577,389)	(218,184)
Impairment of Intangible Assets Subject to Amortization	$ 5,012,884	$ 4,615,693